Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Time Deposits
Table 9.1 presents a summary of both time certificates of deposit (CDs) and other time deposits issued by domestic and non-U.S. offices.

Table 9.1: Time Deposits

	December 31,
(in millions)	2024	2023
Total time deposits	$139,865	192,267
Time deposits in excess of $250,000	29,675	57,489

Contractual Maturities of Time Deposits
The contractual maturities of time deposits are presented in
Table 9.2.

Table 9.2: Contractual Maturities of Time Deposits

(in millions)	December 31, 2024
2025	$126,470
2026	5,919
2027	3,554
2028	3,005
2029	614
Thereafter	303
Total	$139,865